UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: January 31
Date of reporting period: October 31, 2007

ITEM 1. SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST
LEGG MASON PARTNERS LIFESTYLE ALLOCATION 100%
LEGG MASON PARTNERS LIFESTYLE ALLOCATION 85%
LEGG MASON PARTNERS LIFESTYLE ALLOCATION 70%
LEGG MASON PARTNERS LIFESTYLE ALLOCATION 50%
LEGG MASON PARTNERS LIFESTYLE ALLOCATION 30%
LEGG MASON PARTNERS LIFESTYLE INCOME FUND
FORM N-Q
OCTOBER 31, 2007

Legg Mason Partners Lifestyle Allocation 100%

Schedules of Investments (unaudited)	October 31, 2007

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 98.7%
195,410	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$4,660,540
156,810	Legg Mason Investors Trust, Inc. — Legg Mason American Leading Cos. Trust, Institutional Class Shares	4,364,013
198,858	Legg Mason Opportunity Trust, Institutional Class Shares	4,267,497
	Legg Mason Partners Equity Trust:
51,690	Legg Mason Partners Aggressive Growth Fund, Class I Shares *	6,572,854
281,051	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares *	4,541,785
238,284	Legg Mason Partners Large Cap Growth Fund, Class I Shares *	6,640,974
183,761	Legg Mason Partners Small Cap Growth Fund, Class I Shares *†	3,454,713
78,438	Legg Mason Value Trust, Inc., Institutional Class Shares *	6,500,926
267,352	The Royce Fund — Royce Value Fund, Institutional Class Shares	3,269,718

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $42,333,827)	44,273,020

Face
Amount

SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$227,000	Interest in $360,568,000 joint tri-party repurchase agreement dated 10/31/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.770% due 11/1/07; Proceeds at maturity — $227,030; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.000% due 4/16/08 to 1/5/27; Market value — $231,541) (Cost — $227,000)	227,000

	TOTAL INVESTMENTS — 99.2% (Cost — $42,560,827#)	44,500,020
	Other Assets in Excess of Liabilities — 0.8%	381,377

	TOTAL NET ASSETS — 100.0%	$44,881,397

*	Non-income producing security.

†	Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Allocation 85%

Schedules of Investments (unaudited)(continued)	October 31, 2007

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.5%
3,167,194	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$75,537,588
1,268,646	Legg Mason Investors Trust, Inc. — Legg Mason American Leading Cos. Trust, Institutional Class Shares	35,306,410
1,590,972	Legg Mason Opportunity Trust, Institutional Class Shares	34,142,263
	Legg Mason Partners Equity Trust:
835,631	Legg Mason Partners Aggressive Growth Fund, Class I Shares*	106,258,895
2,136,098	Legg Mason Partners Appreciation Fund, Class I Shares	36,527,273
4,549,250	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares*	73,515,882
2,643,212	Legg Mason Partners Large Cap Growth Fund, Class I Shares*	73,666,330
2,985,023	Legg Mason Partners Small Cap Growth Fund, Class I Shares*†	56,118,434
844,041	Legg Mason Value Trust, Inc., Institutional Class Shares*	69,954,090
4,306,194	The Royce Fund — Royce Value Fund, Institutional Class Shares	52,664,751
	Western Asset Funds, Inc.:
3,500,602	Western Asset Absolute Return Portfolio, Institutional Class Shares	35,356,081
3,111,222	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	31,952,249
3,544,579	Western Asset High Yield Portfolio, Institutional Class Shares	35,977,482

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $555,555,667)	716,977,728

Face
Amount

SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$3,949,000	Interest in $839,650,000 joint tri-party repurchase agreement dated 10/31/07 with Greenwich Capital Markets Inc., 4.780% due 11/1/07; Proceeds at maturity — $3,949,524; (Fully collateralized by various U.S. government agency obligations, 2.750% to 5.500% due 11/15/07 to 7/17/09; Market value — $4,028,001) (Cost — $3,949,000)	3,949,000

	TOTAL INVESTMENTS — 100.0% (Cost — $559,504,667#)	720,926,728
	Liabilities in Excess of Other Assets — 0.0%	(869)

	TOTAL NET ASSETS — 100.0%	$720,925,859

*	Non-income producing security.

†	Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Allocation 70%

Schedules of Investments (unaudited)(continued)	October 31, 2007

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.5%
1,995,722	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$47,597,972
	Legg Mason Partners Equity Trust:
468,041	Legg Mason Partners Aggressive Growth Fund, Class I Shares*	59,516,057
3,589,146	Legg Mason Partners Appreciation Fund, Class I Shares	61,374,397
3,375,483	Legg Mason Partners Fundamental Value Fund, Inc., Class I Shares	58,699,642
2,867,016	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares*	46,330,981
2,507,936	Legg Mason Partners Small Cap Growth Fund, Class I Shares*†	47,149,195
709,258	Legg Mason Value Trust, Inc., Institutional Class Shares*	58,783,320
3,617,548	The Royce Fund — Royce Value Fund, Institutional Class Shares	44,242,606
	Western Asset Funds, Inc.:
5,883,306	Western Asset Absolute Return Portfolio, Institutional Class Shares	59,421,387
8,423,609	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	86,510,467
2,978,042	Western Asset High Yield Portfolio, Institutional Class Shares	30,227,127

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $525,800,026)	599,853,151

Face
Amount

SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$3,125,000	Interest in $839,650,000 joint tri-party repurchase agreement dated 10/31/07 with Greenwich Capital Markets Inc., 4.780% due 11/1/07; Proceeds at maturity- $3,125,415; (Fully collateralized by various U.S. government agency obligations, 2.750% to 5.500% due 11/15/07 to 7/17/09; Market value — $3,187,517) (Cost — $3,125,000)	3,125,000

	TOTAL INVESTMENTS — 100.0% (Cost — $528,925,026#)	602,978,151
	Liabilities in Excess of Other Assets — 0.0%	(64,164)

	TOTAL NET ASSETS — 100.0%	$602,913,987

*	Non-income producing security.

†	Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Allocation 50%

Schedules of Investments (unaudited) (continued)	October 31, 2007

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.3%
794,303	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$18,944,121
	Legg Mason Partners Equity Trust:
195,732	Legg Mason Partners Aggressive Growth Fund, Class I Shares*	24,889,270
1,500,595	Legg Mason Partners Appreciation Fund, Class I Shares	25,660,176
1,411,378	Legg Mason Partners Fundamental Value Fund, Class I Shares	24,543,864
1,141,103	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares*	18,440,224
1,198,172	Legg Mason Partners Small Cap Growth Fund, Class I Shares*†	22,525,625
296,552	Legg Mason Value Trust, Inc., Institutional Class Shares*	24,578,234
1,728,661	The Royce Fund — Royce Value Fund, Institutional Class Shares	21,141,528
	Western Asset Funds, Inc.:
4,570,227	Western Asset Absolute Return Portfolio, Institutional Class Shares	46,159,293
10,240,327	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	105,168,163
2,490,930	Western Asset High Yield Portfolio, Institutional Class Shares	25,282,942

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $332,304,388)	357,333,440

Face
Amount

SHORT-TERM INVESTMENT — 0.6%
Repurchase Agreement — 0.6%
$2,115,000	Interest in $839,650,000 joint tri-party repurchase agreement dated 10/31/07 with Greenwich Capital Markets Inc., 4.780% due 11/1/07; Proceeds at maturity — $2,115,281; (Fully collateralized by various U.S. government agency obligations, 2.750% to 5.500% due 11/15/07 to 7/17/09; Market value - $2,157,312) (Cost — $2,115,000)	2,115,000

	TOTAL INVESTMENTS — 99.9% (Cost — $334,419,388#)	359,448,440
	Other Assets in Excess of Liabilities — 0.1%	245,648

	TOTAL NET ASSETS — 100.0%	$359,694,088

*	Non-income producing security.

†	Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Allocation 30%

Schedules of Investments (unaudited) (continued)	October 31, 2007

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.3%
300,449	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$7,165,699
	Legg Mason Partners Equity Trust:
337,370	Legg Mason Partners Appreciation Fund, Class I Shares	5,769,028
317,426	Legg Mason Partners Fundamental Value Fund, Class I Shares	5,520,041
93,410	Legg Mason Value Trust, Inc., Institutional Class Shares*	7,741,788
635,741	The Royce Fund — Royce Value Fund, Institutional Class Shares	7,775,108
	Western Asset Funds, Inc.:
1,659,181	Western Asset Absolute Return Portfolio, Institutional Class Shares	16,757,727
4,860,744	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	49,919,843
1,119,323	Western Asset High Yield Portfolio, Institutional Class Shares	11,361,128

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $107,984,818)	112,010,362

Face
Amount

SHORT-TERM INVESTMENT — 0.6%
Repurchase Agreement — 0.6%
$679,000	Interest in $839,650,000 joint tri-party repurchase agreement dated 10/31/07 with Greenwich Capital Markets Inc., 4.780% due 11/1/07; Proceeds at maturity- $679,090; (Fully collateralized by various U.S. government agency obligations, 2.750% to 5.500% due 11/15/07 to 7/17/09; Market value — $692,584) (Cost — $679,000)	679,000

	TOTAL INVESTMENTS — 99.9% (Cost — $108,663,818#)	112,689,362
	Other Assets in Excess of Liabilities — 0.1%	90,865

	TOTAL NET ASSETS — 100.0%	$112,780,227

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments

Legg Mason Partners Lifestyle Income Fund

Schedules of Investments (unaudited) (continued)	October 31, 2007

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.1%
	Legg Mason Partners Equity Trust:
123,980	Legg Mason Partners Appreciation Fund, Class I Shares	$2,120,058
112,634	Legg Mason Partners Capital and Income Fund, Class I Shares	2,087,105
936,054	Legg Mason Partners Income Trust — Legg Mason Partners Diversified Strategic Income Fund, Class I Shares	6,196,676
	Western Asset Funds, Inc.:
2,387,509	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	24,519,722
617,032	Western Asset High Yield Portfolio, Institutional Class Shares	6,262,871

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $41,592,614)	41,186,432

Face
Amount

SHORT-TERM INVESTMENT — 0.4%
Repurchase Agreement — 0.4%
$158,000	Interest in $839,650,000 joint tri-party repurchase agreement dated 10/31/07 with Greenwich Capital Markets Inc., 4.780% due 11/1/07; Proceeds at maturity- $158,021; (Fully collateralized by various U.S. government agency obligations, 2.750% to 5.500% due 11/15/07 to 7/17/09; Market value — $161,161) (Cost — $158,000)	158,000

	TOTAL INVESTMENTS — 99.5% (Cost — $41,750,614#)	41,344,432
	Other Assets in Excess of Liabilities — 0.5%	200,010

	TOTAL NET ASSETS — 100.0%	$41,544,442

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Lifestyle Allocation 100% (“Allocation 100%”), Legg Mason Partners Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Partners Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Partners Lifestyle Allocation 50% (“Allocation 50%”), Legg Mason Partners Lifestyle Allocation 30% (“Allocation 30%”), and Legg Mason Partners Lifestyle Income Fund (“Income Fund”) collectively, (the “Funds”) are separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Prior to April 16, 2007, the Funds were separate investment funds of Legg Mason Partners Lifestyle Series, Inc., a Maryland corporation, registered under the 1940 Act, as a non-diversified open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts (ADRs) and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At October 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized	Gross unrealized	Net unrealized
	appreciation	depreciation	appreciation/depreciation

Legg Mason Partners Lifestyle Allocation 100%	$1,939,193	—	$1,939,193
Legg Mason Partners Lifestyle Allocation 85%	163,360,797	$(1,938,736)	161,422,061
Legg Mason Partners Lifestyle Allocation 70%	77,014,472	(2,961,347)	74,053,125
Legg Mason Partners Lifestyle Allocation 50%	28,132,745	(3,103,693)	25,029,052
Legg Mason Partners Lifestyle Allocation 30%	5,535,591	(1,510,047)	4,025,544
Legg Mason Partners Lifestyle Income Fund	848,040	(1,254,222)	(406,182)

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: December 27, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: December 27, 2007

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: December 27, 2007